UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618
13F File Number:
28-99999
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
February 7, 2005



Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]
13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
-----------------------       --------  -----   ---------   ------    ---- ---- --- ----
AMERICAN EXPRESS CO            COM              025816109     4635    82240 SH       SOLE
AMGEN                          COM              031162100     5208    81200 SH       SOLE
ANHUESER_BUSCH  	       COM		035229103     4158    81965 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     5754     1960 SH       SOLE
H&R BLOCK                      COM              093671105     5180   105715 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     3893    76110 SH       SOLE
DELL INC                       COM		24702R101     5292   125604 SH       SOLE
GENERAL ELECTRIC               COM              369604103     5753   157639 SH       SOLE
GILLETTE                       COM              375766102     2938    65610 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     7033   115783 SH       SOLE
HERSHEY FOODS         	       COM              427866108     9055   163049 SH       SOLE
LAB CORP AMERICA               COM              50540R409     5456   109525 SH       SOLE
MEDTRONIC INC                  COM              585066106     5467   110067 SH       SOLE
MICROSOFT                      COM              594918104     6180   231290 SH       SOLE
PATTERSON INC                  COM              703395103    10370   239015 SH       SOLE
PFIZER INC                     COM              717081103     4909   182576 SH       SOLE
SHERWIN WILLIAMS               COM              824348106     5622   125970 SH       SOLE
SPDR TR SER 1                  COM              78462F103     2006    16600 SH       SOLE
MCGRAW HILL		       COM              580645109    10370   239015 SH       SOLE